UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-04010


                                 OCM Mutual Fund
                               1536 Holmes Street
                           Livermore, California 94550


                     Name and address of agent for service:

                                 Gregory Orrell
                         Orrell Capital Management, Inc.
                               1536 Holmes Street
                           Livermore, California 94550


                  Registrant's telephone number: (925) 455-0802


                      Date of fiscal year end: November 30

                    Date of reporting period: August 31, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS


OCM GOLD FUND
SCHEDULE OF INVESTMENTS
AS OF AUGUST 31, 2009
(UNAUDITED)

   SHARES                                                               VALUE
   ------                                                               -----
           COMMON STOCKS                                  92.5%
           MAJOR GOLD PRODUCERS                           39.3%
  225,000  AngloGold Ashanti Ltd. ADR                              $   8,644,500
   75,000  Barrick Gold Corp.                                          2,602,500
  270,000  Gold Fields Ltd. ADR                                        3,258,900
  500,050  Goldcorp, Inc.                                             18,231,823
  100,000  Harmony Gold Mining Co., Ltd. ADR*                            940,000
  430,680  Kinross Gold Corp.                                          8,161,386
  107,333  Lihir Gold Ltd.*                                              250,643
   32,200  Lihir Gold Ltd. ADR*                                          744,464
  116,500  Newmont Mining Corp.                                        4,682,135
                                                                   -------------
                                                                      47,516,351
                                                                   -------------
           INTERMEDIATE/MID-TIER GOLD PRODUCERS           31.4%
  161,860  Agnico-Eagle Mines Ltd.                                     9,290,764
  650,000  Centerra Gold, Inc.*                                        3,817,263
  430,000  Eldorado Gold Corp.*                                        4,424,700
  504,800  IAMGOLD Corp.                                               5,870,824
  500,000  OZ Minerals Ltd.*                                             446,805
  140,000  Randgold Resources Ltd. ADR                                 8,233,400
  634,750  Yamana Gold, Inc.                                           5,839,700
                                                                   -------------
                                                                      37,923,456
                                                                   -------------
           JUNIOR GOLD PRODUCERS                          10.3%
  250,000  Aurizon Mines Ltd.*                                         1,100,000
  291,200  Claude Resources, Inc.*                                       164,385
  150,000  Jaguar Mining, Inc.*                                        1,464,081
  281,011  Kingsgate Consolidated Ltd.*                                1,812,286
  200,000  New Gold, Inc.*                                               682,000
  300,000  Red Back Mining, Inc.*                                      3,105,709
  815,500  San Gold Corp.*                                             2,272,084
  133,700  SEMAFO, Inc.*                                                 267,814
  283,333  Sino Gold Mining Ltd.*                                      1,597,958
                                                                   -------------
                                                                      12,466,317
                                                                   -------------
           EXPLORATION AND DEVELOPMENT COMPANIES           5.4%
  250,000  Anatolia Minerals Development Ltd.*                           532,641
  400,000  Argentex Mining Corp.*                                        270,000
  500,000  B2Gold Corp.*                                                 318,674
  700,000  Brazauro Resources Corp.*                                     401,530
  500,000  Evolving Gold Corp.*                                          646,454
  829,500  Grayd Resource Corp.*                                         302,103
  250,000  Great Basin Gold Ltd.*                                        352,500
  100,000  Guyana Goldfields, Inc.*                                      409,724
  200,000  International Tower Hill Mines Ltd.*                          619,139

  200,000  Keegan Resources, Inc.*                                 $     658,000
  300,000  MAG Silver Corp.*                                           1,352,090
  120,000  Pediment Gold Corp.*                                           84,130
   50,000  Rainy River Resources Ltd.*                                   104,707
  300,000  Sabina Silver Corp.*                                          245,835
2,500,000  Sutter Gold Mining, Inc.*                                     204,862
                                                                   -------------
                                                                       6,502,389
                                                                   -------------
           PRIMARY SILVER PRODUCERS                        2.8%
  225,000  Fortuna Silver Mines, Inc.*                                   239,689
   48,075  Pan American Silver Corp.*                                    934,578
  216,599  Silver Wheaton Corp.*                                       2,244,283
                                                                   -------------
                                                                       3,418,550
                                                                   -------------
           OTHER                                           3.3%
  206,812  Altius Minerals Corp.*                                      1,077,087
   14,800  Franco-Nevada Corp.                                           379,601
   65,000  Royal Gold, Inc.                                            2,579,200
                                                                   -------------
                                                                       4,035,888
                                                                   -------------

           TOTAL COMMON STOCKS
             (Cost $38,856,890)                                      111,862,951
                                                                   -------------

           EXCHANGE TRADED FUNDS                           6.1%
   90,000  iShares Silver Trust*                                       1,318,500
   65,000  SPDR Gold Trust*                                            6,071,000
                                                                   -------------

           TOTAL EXCHANGE TRADED FUNDS
             (Cost $3,931,360)                                         7,389,500
                                                                   -------------

           WARRANTS                                        0.0%
  187,500  Amazon Mining Holding PLC*+#
             Exercise Price 1.55 CAD, Exp. 11/16/2009                         --
  200,000  Argentex Mining Corp.*+#
             Exercise Price $1.60, Exp. 9/19/2009                             --
  150,000  EMC Metals Corp.*+#
             Exercise Price 3.35 CAD, Exp. 8/15/2011                          --
   37,500  Golden Predator Royalty & Development Corp.*
             Exercise Price 1.34 CAD, Exp. 8/15/2011                       7,255
  100,000  Yukon-Nevada Gold Corp.*
             Exercise Price 3.00 CAD, Exp. 6/20/2012                      35,282
                                                                   -------------

           TOTAL WARRANTS
             (Cost $0)                                                    42,537
                                                                   -------------

           SHORT-TERM INVESTMENT                           1.7%
1,999,067  UMB Money Market Fiduciary, 0.05%                           1,999,067

           TOTAL SHORT-TERM INVESTMENT
             (Cost $1,999,067)                                         1,999,067
                                                                   -------------



           TOTAL INVESTMENTS
             (Cost $44,787,317)                          100.3%    $ 121,294,055
           LIABILITIES LESS OTHER ASSETS                 (0.3)%         (408,931)
                                                                   -------------
           TOTAL NET ASSETS                              100.0%    $ 120,885,124
                                                                   =============

ADR - American Depository Receipt.

PLC - Public Limited Company.

CAD - Canadian Dollars.

* Non-income producing security.

+ Illiquid security. Security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

  SUMMARY OF INVESTMENTS BY COUNTRY

                                                        Percent of
                                                        Investment
  Country                              Market Value     Securities
  -----------------------------------------------------------------
  Australia                          $   3,857,049           3.2%
  Canada                                78,445,197          64.7
  Jersey                                 8,233,400           6.8
  New Guinea                               995,107           0.8
  South Africa                          12,843,400          10.6
  United States(1)                      16,919,902          13.9
                                     ---------------------------
  Total                              $ 121,294,055         100.0%
                                     ===========================
(1) Includes short-term securities.


See Notes to Schedule of Investments.

NOTE 1. ORGANIZATION

     OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Security Valuation - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. The Fund adopted FAS 157 during fiscal year 2008. In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP FAS 157-4") effective for interim and annual periods ending after June 15, 2009. FSP FAS 157-4 expands existing fair value measurement disclosure to include a breakout of the current FAS 157 chart to add category and/or security types.

     Under FAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as described below:


     o    Level 1 - quoted prices in active markets for identical securities;
     o    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or
     o    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund's assets:

------------------------------------------ ---------------- ----------- --------
                      SECTOR                LEVEL 1          LEVEL 2     LEVEL 3
------------------------------------------ ---------------- ----------- --------
COMMON STOCKS
------------------------------------------ ---------------- ----------- --------

  Major Gold Producers                         $47,516,351  -           -
------------------------------------------ ---------------- ----------- --------

  Intermediate/Mid-Tier Gold Producers          37,923,456  -           -
------------------------------------------ ---------------- ----------- --------

  Junior Gold Producers                         12,466,317  -           -
------------------------------------------ ---------------- ----------- --------

  Exploration and Development Companies          6,502,389  -           -
------------------------------------------ ---------------- ----------- --------

  Primary Silver Producers                       3,418,550  -           -
------------------------------------------ ---------------- ----------- --------

  Other                                          4,035,888  -           -
------------------------------------------ ---------------- ----------- --------

EXCHANGE TRADED FUNDS                            7,389,500  -           -
------------------------------------------ ---------------- ----------- --------

SHORT-TERM INVESTMENTS                           1,999,067  -           -
------------------------------------------ ---------------- ----------- --------
WARRANTS
------------------------------------------ ---------------- ----------- --------

  Junior Gold Producers                             35,282  -           -
------------------------------------------ ---------------- ----------- --------

  Exploration and Development Companies              7,255  -           -
------------------------------------------ ---------------- ----------- --------
TOTAL                                         $121,294,055
                                                            -           -
------------------------------------------ ---------------- ----------- --------

     Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund's assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted FIN 48 in fiscal 2008. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2009. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2008. At August 31, 2009, the fiscal years 2006 through 2009 remain open to examination in the Fund's major tax jurisdictions.

NOTE 3. FEDERAL INCOME TAX INFORMATION

     At August 31, 2009, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

          Cost of investments . . . . . . . . . . . . .      $45,267,519
                                                             ===========
          Unrealized appreciation . . . . . . . . . .        $78,270,023
          Unrealized depreciation . . . . . . . . . .         (2,243,487)
                                                             -----------
          Net unrealized appreciation on investments         $76,026,536
                                                             ===========

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").

NOTE 4. NEW ACCOUNTING PRONOUNCEMENT

     In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, "Disclosure about Derivative Instruments and Hedging Activities" (SFAS 161). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund adopted SFAS 161 on May 31, 2009. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effects on the Fund's financial position, performance and cash flows.

     Equity securities in the gold mining industry, particularly the smaller companies, may occasionally issue warrants as part of their capital structure. A warrant gives the holder the right to purchase the underlying equity at the exercise price until the expiration date of the warrant. The Fund may hold such warrants for exposure to smaller companies in the portfolio or other reasons associated with the Fund's overall objective of long-term growth, though warrants will typically not be a significant part of the Fund's portfolio. The Fund's maximum risk in holding warrants is the loss of the entire amount paid for the warrants. The Fund did not enter into any warrants during the period ended August 31, 2009. At August 31, 2009, the Fund held warrants as listed on the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By: /s/ GREGORY M. ORRELL
    ---------------------
          Gregory M. Orrell
          President

Date:  October 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ GREGORY M. ORRELL
    ---------------------
          Gregory M. Orrell
          President

Date:  October 23, 2009


By: /s/ JACKLYN ORRELL
    ------------------
          Jacklyn Orrell
          Treasurer

Date:    October 23, 2009